UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   4725 Piedmont Row Dr
	   Suite 450
           Charlotte, NC 28210

13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  April 21, 2010

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      Com              88579Y101      963    11527 SH       SOLE                    11527
ABBOTT LABS COM                Com              002824100     1187    22531 SH       SOLE                    22531
AFLAC Incorporated             Com              001055102     2072    38165 SH       SOLE                    38165
At&t Incorporated              Com              00206R102     1644    63623 SH       SOLE                    63623
BANK OF AMERICA CORP           Com              060505104     2453   137449 SH       SOLE                   137449
BB&T Corporation               Com              054937107      598    18458 SH       SOLE                    18458
Bank Of New York Mellon Corpor Com              064058100     1500    48573 SH       SOLE                    48573
Berkshire Hathaway Incorporate Com              084670108      244        2 SH       SOLE                        2
Bucyrus International Incorpor Com              118759109     1499    22710 SH       SOLE                    22710
CISCO SYSTEMS INC    COM       Com              17275R102     2457    94374 SH       SOLE                    94374
Chevron Corp                   Com              166764100     2743    36173 SH       SOLE                    36173
Chubb Corporation              Com              171232101     1867    36001 SH       SOLE                    36001
Clorox Company Del             Com              189054109     1256    19575 SH       SOLE                    19575
Corning Incorporated           Com              219350105     1309    64767 SH       SOLE                    64767
DEVON ENERGY CORP COM          Com              25179M103      827    12830 SH       SOLE                    12830
EMERSON ELEC CO COM            Com              291011104      673    13375 SH       SOLE                    13375
Eastover Trust Company         Com              204991053       21    10000 SH       SOLE                    10000
Electronic Arts Incorporated   Com              285512109      635    34041 SH       SOLE                    34041
Exxon Mobil Corp               Com              30231G102     2272    33927 SH       SOLE                    33927
Flowserve Corporation          Com              34354P105     2133    19339 SH       SOLE                    19339
Fluor Corporation New          Com              343412102     1808    38867 SH       SOLE                    38867
GENERAL ELECTRIC               Com              369604103      609    33484 SH       SOLE                    33484
Gilead Sciences Incorporated   Com              375558103     1350    29687 SH       SOLE                    29687
HEWLETT PACKARD CO COM         Com              428236103     1924    36200 SH       SOLE                    36200
Home Depot Incorporated        Com              437076102     2032    62802 SH       SOLE                    62802
Honeywell International Incorp Com              438516106     2504    55307 SH       SOLE                    55307
INTEL CORP COM                 Com              458140100     2974   133408 SH       SOLE                   133408
INTERNATIONAL BUSINESS MACHS C Com              459200101      337     2625 SH       SOLE                     2625
ISHARES MSCI EAFE INDEX FUND   Com              464287465      848    15140 SH       SOLE                    15140
Ishares Tr Msci Emerg Mkt      Com              464287234     1555    36918 SH       SOLE                    36918
Ishares Tr Rusl 2000 Grow      Com              464287648      999    13644 SH       SOLE                    13644
Ishares Tr Rusl 2000 Valu      Com              464287630     1191    18659 SH       SOLE                    18659
Ishares Tr Russell 2000        Com              464287655      547     8066 SH       SOLE                     8066
Ishares Tr Russell Mcp Gr      Com              464287481     2126    43826 SH       SOLE                    43826
Ishares Tr Russell Mcp Vl      Com              464287473     1550    38421 SH       SOLE                    38421
Ishares Tr S&p 500 Index       Com              464287200      248     2117 SH       SOLE                     2117
Ishares Tr Us Pfd Stk Idx      Com              464288687      201     5185 SH       SOLE                     5185
JPMORGAN CHASE & CO            Com              46625H100     1746    39027 SH       SOLE                    39027
Johnson & Johnson              Com              478160104     2772    42508 SH       SOLE                    42508
Kohls Corporation              Com              500255104     1668    30448 SH       SOLE                    30448
McDonalds Corp                 Com              580135101      289     4329 SH       SOLE                     4329
Microsoft Corporation          Com              594918104     2211    75493 SH       SOLE                    75493
Nucor Corporation              Com              670346105     1786    39360 SH       SOLE                    39360
PEPSICO INC                    Com              713448108     2523    38137 SH       SOLE                    38137
PFIZER INC COM                 Com              717081103      211    12310 SH       SOLE                    12310
PHILIP MORRIS INTERNATIONAL IN Com              718172109      795    15240 SH       SOLE                    15240
PNC Finl Svcs Group Incorporat Com              693475105      273     4566 SH       SOLE                     4566
Procter & Gamble Co            Com              742718109     2434    38471 SH       SOLE                    38471
Royal Bk Cda Montreal Que (CAN Com              780087102     1142    19570 SH       SOLE                    19570
SCHLUMBERGER LTD FGN COM       Com              806857108     2119    33395 SH       SOLE                    33395
Target Corp                    Com              87612E106     1441    27394 SH       SOLE                    27394
Thermo Fisher Scientific Incor Com              883556102     1760    34222 SH       SOLE                    34222
Unifi Incorporated             Com              904677101       59    16082 SH       SOLE                    16082
Vanguard Emerging Markets Etf  Com              922042858      474    11255 SH       SOLE                    11255
Vanguard Growth Etf            Com              922908736      223     4021 SH       SOLE                     4021
Vanguard Intl Equity Index Fd  Com              922042775     1848    41582 SH       SOLE                    41582
Vanguard Small Cap Etf         Com              922908751     1662    26383 SH       SOLE                    26383
Verizon Communications         Com              92343V104      907    29233 SH       SOLE                    29233
Yadkin Valley Financial Corpor Com              984314104      132    30689 SH       SOLE                    30689
Bank Of America Corp 8.2% Non-                  060505765      206     8000 SH       SOLE                     8000
Dodge & Cox International Stoc                  256206103     4749 143776.339SH      SOLE               143776.339
Merrill Private Equity Focus F                  mlpe           684 1245.000 SH       SOLE                 1245.000